Provisions	12 Months Ended
Mar. 29, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions
Provisions consist primarily of amounts recorded with respect to customer warranty obligations, terminations of sales agents and distributors, sales returns, and asset retirement obligations.
The provision for warranty claims represents the present value of management’s best estimate of the future outflow of economic resources that will be required to meet the Company’s obligations for warranties upon the sale of goods, which may include repair or replacement of previously sold products. The estimate has been made on the basis of historical warranty trends and may vary as a result of new materials, altered manufacturing processes, customer behaviour and expectations, or other events affecting product quality and production.
The sales contract provision relates to management’s estimated cost of the departure of certain third-party dealers and distributors.
Sales returns relate primarily to goods sold through the Direct-to-Consumer sales channel which have a limited right of return (typically within 30 days), or exchange only, in certain jurisdictions. The return period is extended during the holiday shopping period to accommodate a higher volume of activity and purchases given as gifts.
Asset retirement obligations relate to legal obligations associated with the retirement of tangible long-lived assets, primarily for leasehold improvements that the Company is contractually obligated to remove at the end of the lease term. The Company recognizes the liability when such obligations are incurred. The fair value of the liability is estimated based on a number of assumptions requiring management’s judgment, including closing costs and inflation rates, and is accreted to its projected future value over time.

	Warranty	Sales contracts	Sales returns	Asset retirement obligations	Total
	$	$	$	$	$
March 31, 2018	9.3	3.0	3.3	1.5	17.1
Additional provisions recognized	9.1	—	5.9	1.3	16.3
Reductions resulting from settlement	(5.4)	—	(4.2)	(0.3)	(9.9)
Other	(0.7)	—	—	—	(0.7)
March 31, 2019	12.3	3.0	5.0	2.5	22.8
Additional provisions recognized	14.5	—	15.2	1.3	31.0
Reductions resulting from settlement	(7.4)	—	(9.8)	—	(17.2)
Other	—	—	0.3	0.1	0.4
March 29, 2020	19.4	3.0	10.7	3.9	37.0
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 29, 2020	March 31, 2019
	$	$
Current provisions	15.6	8.1
Non-current provisions	21.4	14.7
	37.0	22.8